AUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations		$ 1,427.0	$ 1,181.6	$ 1,058.4
Adjustments to reconcile net changes in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized gain on investments		(769.8)	(331.0)	(37.7)
Net change in unrealized depreciation (appreciation) on investments and loans payable		117.0	(105.7)	(349.4)
Purchase of real estate properties		(1,059.7)	(786.3)	(538.2)
Capital improvements on real estate properties		(304.4)	(228.6)	(130.1)
Proceeds from sale of real estate properties		1,285.4	1,462.7	525.5
Purchases of long term investments		(1,373.4)	(1,422.2)	(592.0)
Proceeds from long term investments		1,210.5	756.4	385.3
Purchases and originations of loans receivable		(695.5)	(939.2)	(1.9)
Purchases and originations of loans receivable with related parties		(69.3)	0.0	0.0
Proceeds from sales of loans receivable		50.8	257.3	0.0
Proceeds from payoffs of loans receivable		50.8	68.0	0.0
(Increase) Decrease in other investments		(54.9)	(200.8)	165.9
Change in due from investment manager		(3.3)	(1.2)	4.9
Decrease (Increase) in other assets		23.3	(59.7)	58.2
(Decrease) Increase in other liabilities		(70.4)	63.0	(72.6)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES		(235.9)	(285.7)	476.3
CASH FLOWS FROM FINANCING ACTIVITIES
Line of credit proceeds received		250.0	0.0	0.0
Mortgage loan proceeds received		47.5	712.8	0.0
Payments of mortgage loans		(106.8)	(152.2)	(50.6)
Premiums		2,655.9	2,637.4	2,561.7
Annuity payments		(47.3)	(45.0)	(43.4)
Withdrawals and death benefits		(2,570.3)	(2,874.0)	(2,938.8)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES		229.0	279.0	(471.1)
NET (DECREASE) INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH		(6.9)	(6.7)	5.2
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Beginning of period cash, cash equivalents and restricted cash		47.3	54.0	48.8
Net (decrease) increase in cash, cash equivalents and restricted cash		(6.9)	(6.7)	5.2
TOTAL CASH, CASH EQUIVALENTS AND RESTRICTED CASH		40.4	47.3	54.0
SUPPLEMENTAL DISCLOSURES
Cash paid for interest		107.8	108.7	89.9
Debt assumed as part of a real estate acquisition		181.0	105.1	17.7
Loan assignment as part of a real estate disposition		471.8	216.5	45.0
Stock consideration received from the merger of marketable securities		0.0	6.1	0.0
Cash and cash equivalents		15.1	3.8	11.7
Restricted cash	[1]	25.3	43.5	42.3
TOTAL CASH, CASH EQUIVALENTS AND RESTRICTED CASH		$ 40.4	$ 47.3	$ 54.0

[1]	Restricted cash is included within other assets on the Account's Consolidated Statements of Assets and Liabilities.